Acquisitions - Summary of Estimates of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 07, 2025	Apr. 21, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill			$ 9,947.1	$ 8,951.1	$ 8,818.5
Paragon 28 [Member]
Business Acquisition [Line Items]
Cash consideration		$ 1,241.5	1,241.5
Contingent consideration		$ 35.0	35.0
Fair value of consideration transferred			1,276.5
Cash			15.2
Accounts receivable, net			36.8
Inventories			152.6
Prepaid expenses and other current assets			5.6
Property, plant and equipment			68.0
Other assets			2.3
Current liabilities			(95.5)
Deferred income taxes			(89.2)
Other long-term liabilities			(1.9)
Net assets acquired			656.4
Goodwill			620.1
Paragon 28 [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			324.0
Paragon 28 [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			44.0
Paragon 28 [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			91.5
Paragon 28 [Member] | In-process Research and Development (IPR&D) [Member]
Business Acquisition [Line Items]
Intangible assets not subject to amortization			103.0
Monogram [Member]
Business Acquisition [Line Items]
Cash consideration	$ 175.9		175.9
Contingent consideration			201.6
Fair value of consideration transferred			377.5
Current assets			9.4
Other assets			1.5
Current liabilities			(13.9)
Deferred income taxes			(13.9)
Other long-term liabilities			(0.1)
Total identifiable net assets			114.5
Goodwill			263.0
Monogram [Member] | In-process Research and Development (IPR&D) [Member]
Business Acquisition [Line Items]
Intangible assets not subject to amortization			131.5
2024 Acquisitions [Member]
Business Acquisition [Line Items]
Cash consideration			294.8	$ 294.8
Contingent consideration			61.0
Fair value of consideration transferred			355.8
Current assets			24.4
Other assets			4.1
Current liabilities			(6.4)
Deferred income taxes			(33.9)
Other long-term liabilities			(0.5)
Total identifiable net assets			152.9
Goodwill			202.9
2024 Acquisitions [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			112.5
2024 Acquisitions [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			5.0
2024 Acquisitions [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			40.8
2024 Acquisitions [Member] | In-process Research and Development (IPR&D) [Member]
Business Acquisition [Line Items]
Intangible assets not subject to amortization			7.0
2023 Acquisitions [Member]
Business Acquisition [Line Items]
Cash consideration			272.4
Contingent consideration			138.5
Fair value of consideration transferred			410.9
Current assets			13.1
Other assets			4.8
Current liabilities			(8.2)
Deferred income taxes			(37.7)
Total identifiable net assets			195.9
Goodwill			215.0
2023 Acquisitions [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			144.0
2023 Acquisitions [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			3.5
2023 Acquisitions [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			40.1
2023 Acquisitions [Member] | In-process Research and Development (IPR&D) [Member]
Business Acquisition [Line Items]
Intangible assets not subject to amortization			$ 36.3